Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Schedule of valuation techniques and inputs
Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.

Offshore Bank and Corporate Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Local Central Bank and Treasury Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Mortgage Notes

Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.

Time Deposits		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices and considers risk/maturity similarities between instruments.
Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards

Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.

FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.

Schedule of fair value of Financial Assets/Liabilities on the balance sheet

	Level 1		Level 2		Level 3		Total
	2018	2019	2018	2019	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading
From the Chilean government and Central Bank	178,692	93,032	1,344,780	1,030,657	―	―	1,523,472	1,123,689
Other instruments issued in Chile	1,663	3,272	107,078	316,971	20,866	55,094	129,607	375,337
Instruments issued abroad	4,446	―	―	―	―	―	4,446	―
Mutual fund investments	87,841	373,329	―	―	―	―	87,841	373,329
Subtotal	272,642	469,633	1,451,858	1,347,628	20,866	55,094	1,745,366	1,872,355
Derivative contracts for trading purposes
Forwards	―	―	735,444	956,632	―	―	735,444	956,632
Swaps	―	―	738,130	1,761,952	―	―	738,130	1,761,952
Call options	―	―	4,839	4,961	―	―	4,839	4,961
Put options	―	―	120	1,076	―	―	120	1,076
Futures	―	―	―	―	―	―	―	―
Subtotal	―	―	1,478,533	2,724,621	―	―	1,478,533	2,724,621
Hedge derivative contracts
Fair value hedge (Swaps)	―	―	1,116	32	―	―	1,116	32
Cash flow hedge (Swaps)	―	―	34,298	61,562	―	―	34,298	61,562
Subtotal	―	―	35,414	61,594	―	―	35,414	61,594
Total	―	―	1,513,947	2,786,215	―	―	1,513,947	2,786,215
Financial assets at fair value through other comprehensive income
Debt instruments (1):
From the Chilean government and Central Bank	99,132	66,953	65,090	42,109	―	―	164,222	109,062
Instruments issued in Chile	―	―	747,653	1,221,862	23,021	7,069	770,674	1,228,931
Instruments issued abroad	―	―	108,544	19,853	―	―	108,544	19,853
Subtotal	99,132	66,953	921,287	1,283,824	23,021	7,069	1,043,440	1,357,846
Equity instruments:
Instruments issued in Chile	―	―	8,939	7,446	―	―	8,939	7,446
Instruments issued abroad	723	955	―	―	89	96	812	1,051
Subtotal	723	955	8,939	7,446	89	96	9,751	8,497
Total	99,855	67,908	930,226	1,291,270	23,110	7,165	1,053,191	1,366,343
Total	372,497	537,541	3,896,031	5,425,113	43,976	62,259	4,312,504	6,024,913

Financial liabilities
Derivative contracts for trading purposes
Forwards	―	―	631,089	673,932	―	―	631,089	673,932
Swaps	―	―	854,708	2,097,022	―	―	854,708	2,097,022
Call options	―	―	2,921	1,529	―	―	2,921	1,529
Put options	―	―	1,534	2,209	―	―	1,534	2,209
Futures	―	―	―	―	―	―	―	―
Subtotal	―	―	1,490,252	2,774,692	―	―	1,490,252	2,774,692
Hedge derivative contracts
Fair value hedge (Swaps)	―	―	6,164	9,286	―	―	6,164	9,286
Cash flow hedge (Swaps)	―	―	31,818	34,443	―	―	31,818	34,443
Subtotal	―	―	37,982	43,729	―	―	37,982	43,729
Total	―	―	1,528,234	2,818,421	―	―	1,528,234	2,818,421

(1)	As of December 31, 2019, 98% of instruments of Level 3 have denomination "Investment Grade". Also, 100% of total of these financial instruments correspond to domestic issuers.

Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements
	2018
	Balance as of January 1, 2018	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	8,012	176	—	48,740	(36,062)	—	—	20,866
Subtotal	8,012	176	—	48,740	(36,062)	—	—	20,866

Financial assets at fair value through OCI:
Debt instruments:
Other instruments issued in Chile	46,265	2,539	(292)	—	(20,520)	—	(4,971)	23,021
Equity instruments:
Instruments issued abroad	50	—	39	—	—	—	—	89
Subtotal	46,315	2,539	(253)	—	(20,520)	—	(4,971)	23,110

Total	54,327	2,715	(253)	48,740	(56,582)	—	(4,971)	43,976

	2019
	Balance as of January 1, 2019	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	20,866	(38)	—	48,017	(26,504)	13,368	(615)	55,094
Subtotal	20,866	(38)	—	48,017	(26,504)	13,368	(615)	55,094

Financial assets at fair value through OCI:
Debt instruments:
Other instruments issued in Chile	23,021	968	(517)	—	(18,177)	1,774	—	7,069
Equity instruments:
Instruments issued abroad	89	—	7	—	—	—	—	96
Subtotal	23,110	968	(510)	—	(18,177)	1,774	—	7,165

Total	43,976	930	(510)	48,017	(44,681)	15,142	(615)	62,259

(1)	It is recorded in the income statement under "Net financial operating income"
(2)	It is recorded in Equity under "Other Comprehensive Income"

Schedule of transfers between levels for financial assets and liabilities whose fair value is recorded in the consolidated financial statements

Transfers from level 1 to level 2
2018
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	496

Instruments issued abroad
From the Chilean Government and Central Bank	―

Transfers from level 2 to level 1
2018
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	―

Instruments issued abroad
From the Chilean Government and Central Bank	―

Transfers from level 1 to level 2
2019
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	84

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	―

Transfers from level 2 to level 1
2019
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	17

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	―

Schedule of impact on the fair value of Level 3 financial instruments using alternative assumptions that are reasonably possible
	As of December 31, 2018		As of December 31, 2019
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
Financial Assets	MCh$	MCh$	MCh$	MCh$
Financial assets held-for-trading
Other instruments issued in Chile	20,866	(26)	55,094	(466)
Subtotal	20,866	(26)	55,094	(466)
Financial assets at fair value through OCI
Debt instrument:
Other instruments issued in Chile	23,021	(195)	7,069	(86)
Equity instrument:
Instruments issued abroad	89	―	96	―
Subtotal	23,110	(195)	7,165	(86)
Total	43,976	(221)	62,259	(552)

Schedule of fair values of the financial assets and liabilities that are not recorded at fair value in the statement of financial position
	Book Value		Fair Value
	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	880,081	2,392,166	880,081	2,392,166
Transactions in the course of collection	289,194	331,420	289,194	331,420
Investments under resale agreements	97,289	142,329	97,289	142,329
Subtotal	1,266,564	2,865,915	1,266,564	2,865,915
Loans and advances to banks
Domestic banks	99,776	149,974	99,776	149,974
Chilean Central Bank	1,100,831	630,053	1,100,831	630,053
Foreign banks	293,777	360,054	286,063	358,542
Subtotal	1,494,384	1,140,081	1,486,670	1,138,569
Loans to Customers at amortized cost
Commercial loans	15,209,534	16,039,411	14,949,852	15,988,330
Residential mortgage loans	8,017,743	9,163,019	8,451,099	9,888,506
Consumer loans	4,113,977	4,181,609	4,116,261	4,215,509
Subtotal	27,341,254	29,384,039	27,517,212	30,092,345
Total	30,102,202	33,390,035	30,270,446	34,096,829

Liabilities
Current accounts and other demand deposits	9,584,488	11,326,133	9,584,488	11,326,133
Transactions in the course of payment	44,436	98,869	44,436	98,869
Obligations under repurchase agreements	303,820	308,734	303,820	308,734
Saving accounts and time deposits	10,656,174	10,856,618	10,632,350	10,795,125
Borrowings from financial institutions	1,516,759	1,563,277	1,506,940	1,555,129
Other financial obligations	118,014	156,229	119,024	160,361
Subtotal	22,223,691	24,309,860	22,191,058	24,244,351
Debt issued
Letters of credit for residential purposes	15,040	10,229	15,982	11,081
Letters of credit for general purposes	1,328	669	1,411	725
Bonds	6,772,990	7,912,621	6,897,317	8,340,272
Subordinated bonds	686,194	889,895	732,611	1,004,621
Subtotal	7,475,552	8,813,414	7,647,321	9,356,699
Total	29,699,243	33,123,274	29,838,379	33,601,050

Schedule of figures by hierarchy, for financial assets/liabilities not measured at fair value on the balance sheet
	Level 1		Level 2		Level 3		Total
	Estimated Fair Value		Estimated Fair Value		Estimated Fair Value		Estimated Fair Value
	2018	2019	2018	2019	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	880,081	2,392,166	―	―	―	―	880,081	2,392,166
Transactions in the course of collection	289,194	331,420	―	―	―	―	289,194	331,420
Investments under resale agreements	97,289	142,329	―	―	―	―	97,289	142,329
Subtotal	1,266,564	2,865,915	―	―	―	―	1,266,564	2,865,915
Loans and advances to banks
Domestic banks	99,776	149,974	―	―	―	―	99,776	149,974
Central bank	1,100,831	630,053	―	―	―	―	1,100,831	630,053
Foreign banks	―	―	―	―	286,063	358,542	286,063	358,542
Subtotal	1,200,607	780,027	―	―	286,063	358,542	1,486,670	1,138,569
Loans to Customers at amortized cost
Commercial loans	―	―	―	―	14,949,852	15,988,330	14,949,852	15,988,330
Residential mortgage loans	―	―	―	―	8,451,099	9,888,506	8,451,099	9,888,506
Consumer loans	―	―	―	―	4,116,261	4,215,509	4,116,261	4,215,509
Subtotal	―	―	―	―	27,517,212	30,092,345	27,517,212	30,092,345
Total	2,467,171	3,645,942	―	―	27,803,275	30,450,887	30,270,446	34,096,829

Liabilities
Current accounts and other demand deposits	9,584,488	11,326,133	―	―	―	―	9,584,488	11,326,133
Transactions in the course of payment	44,436	98,869	―	―	―	―	44,436	98,869
Obligations under repurchase agreements	303,820	308,734	―	―	―	―	303,820	308,734
Savings accounts and time deposits	―	―	―	―	10,632,350	10,795,125	10,632,350	10,795,125
Borrowings from financial institutions	―	―	―	―	1,506,940	1,555,129	1,506,940	1,555,129
Other financial obligations	―	―	―	―	119,024	160,361	119,024	160,361
Subtotal	9,932,744	11,733,736	―	―	12,258,314	12,510,615	22,191,058	24,244,351
Debt Issued
Letters of credit for residential purposes	―	―	15,982	11,081	―	―	15,982	11,081
Letters of credit for general purposes	―	―	1,411	725	―	―	1,411	725
Bonds	―	―	6,897,317	8,340,272	―	―	6,897,317	8,340,272
Subordinate bonds	―	―	―	―	732,611	1,004,621	732,611	1,004,621
Subtotal	―	―	6,914,710	8,352,078	732,611	1,004,621	7,647,321	9,356,699
Total	9,932,744	11,733,736	6,914,710	8,352,078	12,990,925	13,515,236	29,838,379	33,601,050

Assets	Liabilities
- Cash and due from banks	- Current accounts and other demand deposits
- Transactions in the course of collection	- Transactions in the course of payments
- Investment under resale agreements	- Obligations under repurchase agreements

Schedule of offsetting of financial assets and liabilities
	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
As of December 31, 2018
Derivative financial assets	1,513,947	―	1,513,947	(1,007,130)	(30,036)	476,781
Derivative financial liabilities	1,528,234	―	1,528,234	(1,007,130)	(233,450)	287,654

	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
As of December 31, 2019
Derivative financial assets	2,786,215	―	2,786,215	(2,113,970)	(43,337)	628,908
Derivative financial liabilities	2,818,421	―	2,818,421	(2,113,970)	(418,988)	285,463

Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Schedule of valuation techniques and inputs
Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.
Offshore Bank and Corporate Bonds	Discounted cash flows model	Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (US-Libor) and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.